Shareholder Report, Average Annual Return (Details)		12 Months Ended		58 Months Ended		60 Months Ended		104 Months Ended		120 Months Ended
		Mar. 31, 2026		Mar. 31, 2026		Mar. 31, 2026		Mar. 31, 2026		Mar. 31, 2026	[43],[45]	Mar. 31, 2026
C000006958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	(0.79%)				(0.77%)						0.88%
C000006957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.55%)				(0.53%)						1.19%
C000006959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.77%)				(0.35%)						1.42%
C000006960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	(1.13%)				(0.61%)						1.10%
C000006961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[3]	1.87%				(0.23%)						1.10%
C000006964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	1.91%				(0.19%)						0.94%
C000006963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[5]	(1.09%)				(0.56%)						0.94%
C000006962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.73%)				(0.30%)						1.26%
C000006967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.59%)				(0.50%)						1.11%
C000006968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[6]	(1.04%)				(0.76%)						0.80%
C000006973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[7]	1.66%				(0.38%)						0.89%
C000006972 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[8]	(1.34%)				(0.74%)						0.89%
C000006971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.97%)				(0.50%)						1.21%
C000006974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.64%)				(0.23%)						1.25%
C000006975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[9]	(1.00%)				(0.47%)						0.92%
C000006977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[10]	(0.65%)				(0.51%)						1.00%
C000006976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.30%)				(0.28%)						1.31%
C000006978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.76%)				(0.35%)						1.59%
C000006979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[11]	(1.12%)				(0.58%)						1.28%
C000006980 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[12]	1.72%				(0.40%)						1.11%
C000006984 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[13]	(0.77%)				(0.65%)						0.88%
C000006983 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.42%)				(0.39%)						1.20%
C000006985 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.58%)				(0.22%)						1.40%
C000006986 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[14]	(0.83%)				(0.46%)						1.09%
C000006990 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[15]	(0.35%)				(0.65%)						0.92%
C000006989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.11%)				(0.49%)						1.13%
C000006991 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.75%)				(0.08%)						1.77%
C000042676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A1 with initial sales charge (4.25%)
Average Annual Return, Percent		(0.50%)				0.17%						2.03%
C000006992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[16]	(1.11%)				(0.31%)						1.45%
C000042677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B1 with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[17]	(0.73%)				(0.04%)						1.71%
C000006993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[18]	1.89%				0.05%						1.45%
C000227169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[19]	3.00%		0.47%	[20]
C000227170 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		0.32%		0.32%	[21]
C000006987 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.79%)				(0.41%)						1.28%
C000006988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[22]	(1.15%)				(0.66%)						0.95%
C000006966 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[23]	(0.69%)				(0.38%)						1.36%
C000006965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.45%)				(0.17%)						1.67%
Without Sales Load [Member] | C000194226 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		4.32%				0.67%		1.95%	[24]
Without Sales Load [Member] | C000169758 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.27%				0.61%						1.88%
Without Sales Load [Member] | C000006958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		3.21%				(0.40%)						0.88%
Without Sales Load [Member] | C000006957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.87%				0.34%						1.63%
Without Sales Load [Member] | C000006959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.64%				0.51%						1.86%
Without Sales Load [Member] | C000006960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		2.87%				(0.26%)						1.10%
Without Sales Load [Member] | C000006961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		2.87%				(0.23%)						1.10%
Without Sales Load [Member] | C000169759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		3.89%				0.76%						2.12%
Without Sales Load [Member] | C000194228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		3.98%				0.86%		2.13%	[25]
Without Sales Load [Member] | C000194230 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		4.07%				0.89%		2.03%	[26]
Without Sales Load [Member] | C000169760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		3.99%				0.82%						1.97%
Without Sales Load [Member] | C000006964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		2.91%				(0.19%)						0.94%
Without Sales Load [Member] | C000006963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		2.91%				(0.19%)						0.94%
Without Sales Load [Member] | C000006962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.68%				0.57%						1.70%
Without Sales Load [Member] | C000006967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.82%				0.37%						1.55%
Without Sales Load [Member] | C000006968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		2.96%				(0.40%)						0.80%
Without Sales Load [Member] | C000169762 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.02%				0.60%						1.81%
Without Sales Load [Member] | C000194234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		4.10%				0.67%		1.88%	[27]
Without Sales Load [Member] | C000194238 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		3.89%				0.72%		1.99%	[28]
Without Sales Load [Member] | C000169764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		3.69%				0.61%						1.91%
Without Sales Load [Member] | C000006973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		2.66%				(0.38%)						0.89%
Without Sales Load [Member] | C000006972 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		2.66%				(0.38%)						0.89%
Without Sales Load [Member] | C000006971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.42%				0.36%						1.65%
Without Sales Load [Member] | C000006974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.77%				0.64%						1.69%
Without Sales Load [Member] | C000006975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		3.00%				(0.11%)						0.92%
Without Sales Load [Member] | C000169765 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.10%				0.92%						1.95%
Without Sales Load [Member] | C000194240 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		4.17%				0.99%		2.03%	[29]
Without Sales Load [Member] | C000194242 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		4.31%				0.77%		1.96%	[30]
Without Sales Load [Member] | C000169766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.23%				0.69%						1.84%
Without Sales Load [Member] | C000006977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		3.35%				(0.15%)						1.00%
Without Sales Load [Member] | C000006976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		4.13%				0.59%						1.75%
Without Sales Load [Member] | C000006978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.64%				0.52%						2.04%
Without Sales Load [Member] | C000006979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		2.88%				(0.22%)						1.28%
Without Sales Load [Member] | C000006980 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		2.72%				(0.40%)						1.11%
Without Sales Load [Member] | C000169767 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		3.74%				0.60%						2.11%
Without Sales Load [Member] | C000194244 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		3.81%				0.65%		2.13%	[31]
Without Sales Load [Member] | C000194246 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		4.28%				0.77%		1.92%	[32]
Without Sales Load [Member] | C000169768 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.33%				0.72%						1.88%
Without Sales Load [Member] | C000006984 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		3.23%				(0.28%)						0.88%
Without Sales Load [Member] | C000006983 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		4.00%				0.48%						1.64%
Without Sales Load [Member] | C000006985 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.83%				0.65%						1.84%
Without Sales Load [Member] | C000006986 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		3.17%				(0.10%)						1.09%
Without Sales Load [Member] | C000169769 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.14%				0.90%						2.10%
Without Sales Load [Member] | C000194249 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		4.10%				0.97%		2.13%	[33]
Without Sales Load [Member] | C000194252 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		4.60%				0.53%		1.75%	[34]
Without Sales Load [Member] | C000169771 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.43%				0.45%						1.67%
Without Sales Load [Member] | C000006990 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		3.65%				(0.29%)						0.92%
Without Sales Load [Member] | C000006989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		4.32%				0.37%						1.57%
Without Sales Load [Member] | C000006991 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.65%				0.79%						2.21%
Without Sales Load [Member] | C000042676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A1 without sales charge
Average Annual Return, Percent		3.92%				1.05%						2.47%
Without Sales Load [Member] | C000006992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		2.89%				0.04%						1.45%
Without Sales Load [Member] | C000042677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B1 without sales charge
Average Annual Return, Percent		3.27%				0.31%						1.71%
Without Sales Load [Member] | C000006993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		2.88%				0.05%						1.45%
Without Sales Load [Member] | C000105400 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		3.90%				1.03%						2.46%
Without Sales Load [Member] | C000194254 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		3.98%				1.11%		2.48%	[35]
Without Sales Load [Member] | C000227172 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		5.09%		1.51%	[36]
Without Sales Load [Member] | C000227171 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		5.02%		1.47%	[37]
Without Sales Load [Member] | C000227169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		4.00%		0.47%	[20]
Without Sales Load [Member] | C000227170 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		4.77%		1.22%	[21]
Without Sales Load [Member] | C000006987 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.61%				0.46%						1.72%
Without Sales Load [Member] | C000006988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		2.85%				(0.30%)						0.95%
Without Sales Load [Member] | C000169770 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		3.91%				0.70%						1.96%
Without Sales Load [Member] | C000194250 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		4.00%				0.78%		2.02%	[38]
Without Sales Load [Member] | C000194232 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		4.17%				0.88%		2.24%	[39]
Without Sales Load [Member] | C000169761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.20%				0.83%						2.22%
Without Sales Load [Member] | C000006966 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		3.31%				(0.02%)						1.36%
Without Sales Load [Member] | C000006965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.97%				0.70%						2.11%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	[40],[41]	0.68%	[21],[40]	0.84%	[42],[43]	2.15%	[33],[35],[41],[44]	2.16%
Bloomberg Municipal 1 15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1-15 Year Index
Average Annual Return, Percent	[40]	4.49%		1.07%	[21]

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	Assuming redemption at the end of the applicable period.
[8]	Assuming redemption at the end of the applicable period.
[9]	Assuming redemption at the end of the applicable period.
[10]	Assuming redemption at the end of the applicable period.
[11]	Assuming redemption at the end of the applicable period.
[12]	Assuming redemption at the end of the applicable period.
[13]	Assuming redemption at the end of the applicable period.
[14]	Assuming redemption at the end of the applicable period.
[15]	Assuming redemption at the end of the applicable period.
[16]	Assuming redemption at the end of the applicable period.
[17]	Assuming redemption at the end of the applicable period.
[18]	Assuming redemption at the end of the applicable period.
[19]	Assuming redemption at the end of the applicable period.
[20]	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
[21]	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
[22]	Assuming redemption at the end of the applicable period.
[23]	Assuming redemption at the end of the applicable period.
[24]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[25]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[26]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[27]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[28]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[29]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[30]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[31]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[32]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[33]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[34]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[35]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[36]	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
[37]	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
[38]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[39]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
[40]	Source: FactSet Research Systems Inc.
[41]	Source: FactSet Research Systems Inc.
[42]	Source: FactSet Research Systems Inc.
[43]	Source: FactSet Research Systems Inc.
[44]	Source: FactSet Research Systems Inc.
[45]	Source: FactSet Research Systems Inc.